Shareholders' equity (deficiency)	12 Months Ended
Dec. 31, 2020
Shareholders' equity (deficiency)
Shareholders' equity (deficiency)

20.Shareholders’ equity (deficiency)

Common shares and warrants

Authorized:

The Company is authorized to issue an unlimited number of Class A common shares without par value.

Shares issued upon public issuance

On November 3, 2020, the Company closed a bought-deal short form prospectus offering of 3,354,550 units at a price of $3.60 per unit for aggregate gross proceeds to the Company of $12,076,380, including the full exercise of the over-allotment option. In connection with the offering, the Company paid issuance costs of $1,640,052 in cash and issued 191,414 compensation options. Each compensation option entitles the holder thereof to purchase one unit at a price of $3.60 until November 10, 2022. Each unit is comprised of one common share of the Company and one-half of one common share purchase warrant of the company. Each warrant entitles the holder to purchase one additional common share at an exercise price of $4.50 for a period of 24 months.

Under the warrant indenture, the Company has the right to accelerate the expiry date of the warrants to the date that is 30 days after delivery of a notice (the “Acceleration Notice”) to the holders of warrants and the warrant agent confirming that the volume weighted average trading price of the Company’s common shares on the Toronto Stock Exchange is greater than $6.75 for 20 consecutive trading days (the “VWAP Requirement”). The VWAP Requirement was met as of close of business March 10, 2021.  The Company has delivered the Acceleration Notice and indicated that the warrants will expire on April 14, 2021.

Shares issued upon exercise of stock options and share purchase warrants

During the year ended December 31, 2020, 2,118,000  (1,384,000 - 2019) stock options and 7,060,617 share purchase warrants were exercised for net proceeds of $759,400 and $5,623,322  ($306,360 and Nil – 2019) respectively. The amounts credited to share capital from the exercise of stock options include an ascribed value from contributed surplus of $484,807  ($287,350 – 2019).

Conversion of loan into shares

On September 30, 2020, the 2020 Convertible loan with a carrying value of $827,560 was converted into 3,225,000 common shares. Upon conversion, the liability component of $98,422 was transferred to share capital (note 19).

Share redemptions for cancellation

The Corporation had also been authorized to repurchase, for cancellation on the open market, or subject to the approval of any securities authority by private agreements, between November 1,2019 and October 31, 2020, or at an earlier date if the Corporation concludes or cancels the offer, up to 6,7500,000 of its Class A Common Shares. The repurchases were made in the normal course of business at market prices through the Toronto Stock Exchange.

Between April 7, 2020 and June 15, 2020, the Company repurchased and cancelled 1,285,000 Class A Common shares at a weighted average price of $0.75, for a total cash consideration of $964,391 including commissions of $12,845. The excess of the total consideration over the carrying amount of the shares, in the amount of $538,021, was applied against deficit.

The Company was under no obligation to repurchase its Class A Common Shares as at December 31, 2020. During the year ended December 31, 2019, the Company did not repurchase any of its Class A Common Shares and was under no obligation to repurchase its Class A Common Shares.

Private placements

On October 23, 2019, the Company completed a non-brokered private placement and issued 300,000 units at a price of $0.56 per unit, for total gross proceeds of $168,000. Each unit consists of one common share and three- quarters (0.75) of a common share purchase warrant of the Company. Each warrant entitles the holder to acquire one common share of the Company at a price of $0.75. Each warrant expires fifteen (15) months from issuance. The Company did not pay finder’s fees or issue any finders compensation warrants in connection with this private placement.

On June 19, 2019, the Company completed a non-brokered private placement and issued 1,000,000 units at a price of $0.58 per unit, for total gross proceeds of $580,000. Each unit consists of one common share and one common share purchase warrant of the Company. Each warrant entitles the holder thereof to purchase one common share at a price of $0.85 until June 19, 2021. In connection with the private placement, the Company paid finder’s fees in the amount of $23,200.

On May 28, 2019, the Company completed a non-brokered private placement and issued 2,024,500 units at a price of $0.58 per unit, for total gross proceeds of $1,174,210. Each unit consists of one common share and one common share purchase warrant of the Company. Each warrant entitles the holder thereof to purchase one common share at a price of $0.85 until May 28, 2021. In connection with the private placement, the Company paid finder’s fees in the amount of $40,600.

On May 15, 2019, the Company completed a non-brokered private placement and issued 2,996,500 units at a price of $0.58 per unit, for total gross proceeds of $1,737,970. Each unit consists of one common share and one common share purchase warrant of the Company. Each warrant entitles the holder thereof to purchase one common share at a price of $0.85 until May 15, 2021. In connection with the private placement, the Company paid finder’s fees in the amount of $42,595.

On January 7, 2019, the Company received an additional subscription and sold an additional aggregate amount of 97,400 units of the Company at a price of $0.58 per unit for gross proceeds of $56,492. An amount of $5,800 from the initial subscriptions of the Private Placement dated December 17, 2018 was received on December 23, 2018 and deposited on January 3, 2019. As a result of the initial subscriptions and subsequent subscription, the Company issued and sold pursuant to the Private Placement dated December 17, 2018 a total of 2,244,367 units for gross proceeds of $1,301,733. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder thereof to purchase one common share at a price of $0.85 until December 18, 2020.

Stock option plan

The Company has a stock option plan authorizing the Board of Directors to grant options to directors, officers, employees and consultants to acquire common shares of the Company at a price computed by reference to the closing market price of the shares of the Company on the business day before the Company notifies the stock exchanges of the grant of the option. The number of shares which may be granted to any one person shall not exceed 5%  (2% for consultants) of total share capital over a twelve-month period.

The following table sets out the activity in stock options:

	Number of	Weighted average
	options	exercise price
		$
Options, December 31, 2018	9,922,000	0.37
Granted	400,000	0.51
Exercised	(1,384,000)	(0.22)
Forfeited	(500,000)	(0.70)
Balance – December 31, 2019	8,438,000	0.37
Granted	2,810,000	4.23
Exercised	(2,118,000)	0.36
Forfeited	(90,000)	1.02
Balance, December 31, 2020	9,040,000	1.57

On October 26, 2020, the Company announced that it granted stock options to acquire 200,000 common shares of the Company to Mr. Rodney Beveridge, Director, and 50,000 common shares to Ms. Rodayna Kafal, Director & Vice President, Investor Relations and Strategic Business Development. The stock options have an exercise price of $4.00 per common shares and are exercisable over a period of five (5) years.

On July 16, 2020, the Company granted an aggregate of 1,700,000 stock options to its directors entitling them to purchase an aggregate of 1,700,000 common shares of the Corporation, at a price of $4.41 per common share. The 1,700,000 options will vest as follows: 25 percent at the date of the grant, 25 percent at the first anniversary of the date of grant, 25 percent at the second anniversary of the date of grant, and 25 percent at the third anniversary of the date of grant.

The Company also granted an aggregate of 760,000 stock options to employees entitling them to purchase an aggregate of 760,000 common shares of the Corporation, at a price of $4.41 per common share. Of these options, 660,000 will vest as follows: 50 percent as of the date of grant and 50 percent at the first anniversary of the date of grant. The remaining 100,000 will vest as follows: 25 percent as of the date of grant, 25 percent at the first anniversary of the date of grant, 25 percent at the second anniversary of the date of grant and 25 percent at the third anniversary of the date of grant. All option grants disclosed above are exercisable for a period of five years.

On January 2, 2020, the Company granted 100,000 stock options to a Board of Director, in his capacity of Chair of the Audit Committee of the Corporation. The stock options have an exercise price of $0.45 per Common Shares, vest immediately and is exercisable over a period of five (5) years.

On September 29, 2019, the Company granted a total of 400,000 stock options to members of the Board of Directors and the Acting Chief Financial Officer of PyroGenesis. The stock options have an exercise price of $0.51 per common share, 50% vested at grant date and 50% at the first anniversary of the grant and are exercisable over a period of 5 years. The fair value of the stock options was estimated at $0.34 per option by applying the Black-Sholes option pricing model.

The fair value of the stock options granted in the years ended December 31, 2020 and 2019 was measured based on the Black-Scholes option pricing model using the following assumptions:

	October 26,	July 16,	January 2,	September 29,
Date of grant	2020	2020	2020	2019
Number of options granted	250,000	2,460,000	100,000	400,000
Exercise price ($)	4.00	4.41	0.45	0.51
Fair value of each option under the Black Scholes pricing model ($)	3.20	2.95	0.31	0.34
Assumptions under the Black Scholes model:
Fair value of the market share ($)	4.00	4.41	0.45	0.51
Risk free interest rate (%)	0.38	0.33	1.61	1.39
Expected volatility (%)	114	86	86	83
Expected dividend yield	—	—	—	—
Expected life (number of months)	60	60	60	60
Forfeiture rate (%)	—	—	—	—

The underlying expected volatility was determined by reference to historical data of the Company’s share price. No special features inherent to the stock options granted were incorporated into the measurement of fair value.

As at December 31, 2020, the outstanding options, as issued under the stock option plan to directors, officers, employees and consultants for the purchases of one common share per option, are as follows:

	Number				Number
	of stock				of stock	Number of
	options				options	stock	Exercise
	Dec 31,				Dec 31,	options	price per
	2019	Granted	Exercised	Forfeitures	2020	vested	option	Expiry date
							$
February 12, 2015	1,488,000	—	(1,488,000)	—	—	—	0.30	Feb 12, 2020
September 25, 2016	3,000,000	—	—	—	3,000,000	3,000,000	0.18	Sep 25, 2021
October 25, 2016	100,000	—	(100,000)	—	—	—	0.19	Oct 25, 2021
November 3, 2017	2,600,000	—	(180,000)	—	2,420,000	2,420,000	0.58	Nov 3, 2022
February 9, 2018	200,000	—	(120,000)	(80,000)	—	—	0.60	Feb 9, 2023
May 10, 2018	250,000	—	—	—	250,000	150,000	0.52	May 10, 2023
July 3, 2018	300,000	—	—	—	300,000	180,000	0.51	July 3, 2023
October 29, 2018	100,000	—	(30,000)	—	70,000	30,000	0.52	Oct 29, 2023
September 29, 2019	400,000	—	(200,000)	—	200,000	200,000	0.51	Sept 29, 2024
January 2, 2020	—	100,000	—	—	100,000	100,000	0.45	Jan 2, 2025
July 16, 2020	—	2,460,000	—	(10,000)	2,450,000	775,000	4.41	Jul 16, 2025
October 26, 2020	—	250,000	—	—	250,000	62,500	4.00	Oct 26, 2025
	8,438,000	2,810,000	(2,118,000)	(90,000)	9,040,000	6,917,500	1.57

For the year ended December 31, 2020, a stock-based compensation expense of $4,244,608 (2019 - $171,807) was recorded in Selling, general and administrative expenses to the Consolidated Statements of Comprehensive income (loss).

As at December 31, 2020, an amount of $3,904,882 (2019 - $81,884) remains to be amortized until October 2024 related to the grant of stock options.

Share purchase warrants

The following table reflects the activity in warrants during the years ended December 31, 2020 and the number of issued and outstanding share purchase warrants at December 31, 2020:

	Number of				Number of
	warrants				warrants	Price
	Dec 31,				Dec 31,	per
	2019	Issued	Exercised	Expired	2020	warrant	Expiry date
						$
Issuance of units – April 19, 2018	3,108,333	—		(3,108,333)	—	0.85	Apr 19, 2020
Issuance of broker warrants – April 19, 2018	74,000	—		(74,000)	—	0.85	Apr 19, 2020
Issuance of units – April 20, 2018	3,385,715	—		(3,385,715)	—	0.85	Apr 20, 2020
Issuance of units – September 28, 2018	3,448,276	—		—	3,448,276	0.58	Jan 28, 2021
Issuance of units – October 19, 2018	1,500,750	—	(1,400,750)	—	100,000	0.58	Feb 13, 2021
Issuance of units – December 17, 2018	2,244,367	—	(2,244,367)	—	—	0.85	Dec 18, 2020
Issuance of units – May 15, 2019	2,996,500	—	(1,641,000)	—	1,355,500	0.85	May 15, 2021
Issuance of units – May 28, 2019	2,024,500	—	(1,274,500)	—	750,000	0.85	May 24, 2021
Issuance of units – June 19, 2019	1,000,000	—	(500,000)	—	500,000	0.85	Jun 19, 2021
Issuance of units – October 25, 2019	225,000	—	—	—	225,000	0.75	Oct 25, 2021
Issuance of units – November 10, 2020	—	1,677,275	—	—	1,677,275	4.50	Nov 10, 2022¹
Issuance of warrants – November 10, 2020	—	95,707	—	—	95,707	4.50	Nov 10, 2022 ¹
	20,007,441	1,772,982	(7,060,617)	(6,568,048)	8,151,758	1.52

¹ On March 10, 2021, the Company has delivered the Acceleration Notice to accelerate the expiry date of the warrants to April 14, 2021 issued on November 10, 2020